Organization and description of business	12 Months Ended
Dec. 31, 2014
Organization and description of business [Abstract]
Organization and description of business

Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the “Company” or “SGOCO” or “we”, “our” or “us”) was incorporated under Cayman Islands' law on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the Peoples Republic of China (the “PRC”) through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering (“IPO”) of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008. On March 12, 2010, the Company completed a share-exchange transaction with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the “Acquisition”). On the closing date, the Company issued 14,300,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share-exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding. After the share-exchange transaction, the Company had 16,094,756 ordinary shares issued and outstanding.

The share-exchange transaction was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) were, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction. There was no gain or loss recognized based on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or “SGOCO International,” is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation (“SGO”) was established in Delaware USA. On March 14, 2011, SGOCO International purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO's high quality LCD/LED products in America. SGO commenced sales in June 2012.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd. (“SGOCO (Fujian)”), a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related design, brand development and distribution.

On December 26, 2011, SGOCO International established a wholly owned subsidiary, Beijing SGOCO Image Technology Co. Ltd. (“Beijing SGOCO”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related and application-specific product design, brand development and distribution.

On November 14, 2013, SGOCO International established a wholly owned subsidiary, SGOCO (Shenzhen) Technology Co., Ltd. (“SGOCO Shenzhen”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor and TV product-related and application-specific product design, brand development and distribution.

In April 2014, the Company relocated its corporate headquarters from Beijing, China to Hong Kong, China.

The Company is focused on designing innovative products and developing its own-brands for sale in the Chinese flat-panel display market. Its main products are LCD/LED monitors, TVs and other application-specific products. The Company intends to offer high quality LCD/LED products under brands that it controls and licenses such as “SGOCO”, “No. 10” and “POVIZON” to consumers residing in China's Tier 3 and Tier 4 cities. The Company is also distributing the LCD/LED products to the international markets.

On April 1, 2012, the Company contracted with TCL Business System Technology (Huizhou) Co. Ltd. (“TCL Huizhou”) to be the exclusive distributor in China for TCL brand display products. This agreement effectively replaces the June 2010 agreement signed with TCL Huizhou. The agreement was terminated in November 2013.  During the years ended December, 31, 2014, 2013 and 2012, the Company derived net revenue of nil, $2,762 and $3,588 from sales of TCL brand products.

Sale of SGOCO (Fujian)

On December 24, 2014, the Company entered into a Sale and Purchase Agreement (“SPA”) to sell its 100% equity ownership interest in SGOCO (Fujian) to Apex Flourish Group Limited (“Apex”), which is an independent third party with interests in real estate and forestry products. It previously purchased Honesty Group Holdings Limited, SGOCO's prior manufacturing business, in November 15, 2011. The Company considers December 31, 2014 as the disposal effective date since the operational and management control over SGOCO (Fujian) was shifted from SGOCO to Apex on December 31, 2014. The Sale of SGOCO (Fujian) allowed SGOCO to reform the business and reduce the reliance of traditional flat panel LED and LCD monitor products. It provided greater flexibility and scalability for the Company's business model, which enables the Company to focus on finding new business acquisition opportunities and exploring new products.

The sales price for all the equity of SGOCO (Fujian) is equivalent to the net asset value of SGOCO (Fujian) on December 31, 2014 calculated on the basis of Chinese Accounting Standards. The final amount is $11.0 million (the “Sale Price”).

Net assets of SGOCO (Fujian) as of December 31, 2014 (date of disposal):

Book amount
Cash	25
Accounts receivable, trade	32,340
Other receivables	168
Inventories	4,955
Advances to suppliers	75,554
Other current assets	2,108
Plant and equipment, net	132
Short-term loan	(4,086)
Accounts payable, trade	(16,259)
Amounts due to SGOCO and other group entities	(80,404)
Other payables and accrued liabilities	(2,397)
Customer deposits	(595)
Taxes payable	(249)
Deferred tax liabilities	(317)

Net assets as of December 31, 2014 (date of disposal)	10,975

Consideration receivable	10,975
Amounts due to SGOCO and other group entities	80,404

Receivable from sale of a subsidiary	91,379

Income statement of SGOCO (Fujian) from January 1, 2014 to December 31, 2014 (date of disposal):

Revenues	34,696
Cost of goods sold	(33,515)
Total operating expenses	(589)
Total other income (expenses), net	403
Provision for income taxes	(249)
Net income	746

According to the SPA, Apex also agreed to assume responsibility to settle the entire balance of intercompany accounts payable and other payables (the “Payables”) due by SGOCO (Fujian) to SGOCO and its affiliates, which amounted to $80.4 million. Under the SPA, payments shall be made in several installments upon and after completion of the Sale. Each installment will be 10% of the Sale Price and Payables (totaling $91.4 million). The first installment was due 14 days after the completion of the transaction, which was timely made, and the last installment (approximately 10% of the sale price) will be settled prior to June 30, 2015. The transfer of the Sale Equity was effective on December 31, 2014. As of April 30, 2015, Apex has paid the aggregated amount of $75.9 million to the Company as installment payments of the Sale Price and settlement of the Payables.

Payment of the Sale Price and Payables are secured by a pledge of the Sale Equity and the assets of SGOCO (Fujian). There shall be imposed upon Apex a 2% per month liquidated damage charge for any late payment computed upon the amount of any outstanding principal and accrued interest whose payment to the Company is overdue for more than 30 days under this Agreement. In the event that Apex does not make the installment payments, the Company will have the right to take back ownership of the Sale Equity or force the Apex to liquidate the cash, accounts receivable and advances to suppliers of SGOCO (Fujian) to have sufficient funds to make the payments to the Company.

The SPA also states that SGOCO has a right of first refusal for a period of five years that prohibits Apex from selling, assigning or otherwise transferring any material interests, ownership or rights in or related to SGOCO (Fujian) including any equity, leases, businesses and equipment to a third party, without first offering to sell or transfer to SGOCO.

The accounting gain from the disposal of SGOCO (Fujian) was nil based on the disposal date of December 31, 2014 when management deemed SGOCO to have ceded operating control over SGOCO (Fujian).

The operations of SGOCO (Fujian) are reflected in our 2014 financial statements through December 31, 2014, which was the completion date of the sale of SGOCO (Fujian). As a result, past performance may not be indicative of future performance;